Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

May 30, 2024

Eileen Smiley

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 667 (the “Fund”)

(File No. 333-277935) (CIK# 2004208)

Ms. Smiley:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the AI Ecosystem Enablers and Driver Trust, Series 1 (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on March 14, 2024. We received comments from the staff of the Commission in a letter from Eileen Smiley on April 9, 2024 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The Sponsor also considered materials submitted on behalf of several other unit investment trusts in responding to the staff’s comments including the AI Enablers & Adopters Strategy, a unit investment trust included in Morgan Stanley Portfolios, Series 71 (File Number 333-276480) which was declared effective by the staff on February 23, 2024.

The following are our responses to the staff’s comments:

Comment 1. The comment notes that the Trust “seeks to achieve its objective by investing in equity securities of companies that trade on a U.S. exchange” and also includes disclosure stating that the Trust may invest in foreign securities. The Trust will invest only in securities that trade on a U.S. exchange but certain of the companies issuing these securities may be headquartered, incorporated and/or domiciled in foreign companies including the possibility of investment in securities of American Depositary Receipts (“ADRS”) or Global Depositary Receipts (“GDRS”) with shares listed on a U.S. exchange. The staff requested that this be clarified under “Investment Summary—Principal Investment Strategy” and under “Investment Summary—Principal Investment Strategy”. This disclosure has been updated in accordance with the staff’s comment.

Comment 2. The comment requested clarity about how “enablers” and “drivers” are defined by Sponsor for purposes of the Trust’s strategy. The disclosure has been updated in accordance with the staff’s comment.

Comment 3. The comment notes that the prospectus states that “[t]he functional areas that the sponsor believes comprise the ecosystem of enablers and drivers that help support the ongoing development of AI . . ..”. The staff suggests that this sentence seems to imply that the ecosystem this Trust is concentrating on will support AI but not necessarily develop the AI. The staff requests that the Sponsor confirm, supplementally to the staff whether the Trust is defining AI ecosystem of enablers and drivers to include developers of AI. Sponsor has confirmed that the Trust is not defining the “AI ecosystem of enablers and drivers” to include developers of AI. The staff also requests that the Sponsor confirm whether the Trust is defining AI ecosystem of enablers and drivers to include companies that simply use or adopt AI. The sponsor has confirmed that it does not define AI ecosystem of enablers and drivers to include companies only on the basis of their use and/or adoption of AI.

Comment 4. The comment requests a supplemental explanation to the staff how the term “driver” in the Trust’s name is not misleading if the Trust cannot identify, using quantitative measures, for example, either the degree to which a company is exposed to AI, whether AI will be a core driver of stock performance, and whether companies’ research and development in AI will result in a successful product. The Sponsor is not solely using qualitative measures to determine the degree to which a company is exposed to AI but also using quantitative measures to the extent available. The language referenced in this comment is designed as disclosure to potential unitholders to clarify that in performing its analysis it is also required to rely on qualitative analysis due to its view that companies are not universally transparent in sharing their exposure to AI. This position seems to be shared by the staff of the Commission and this disclosure is consistent with the similarly named AI Enablers & Adopters Strategy, a unit investment trust included in Morgan Stanley Portfolios, Series 71 (File Number 333-276480) which was declared effective by the staff on February 23, 2024. The Sponsor further notes that quantitative analysis cannot ensure that any portfolio will achieve its objective or conclusively predict whether a company’s research and development efforts will result in a successful product. The disclosure in the prospectus has been updated in accordance with the staff’s comment to further describe the methodology used by the Sponsor to identify companies that are part of the AI ecosystem of enablers and drivers.

Comment 5. The comment requests that the Sponsor disclose if there are unique AI requirements in the four functional areas described in the prospectus and whether the Trust intends to primarily invest in companies that are working on the AI-specific needs of companies or whether the Trust also will invest in companies providing software, chips/semiconductors, hardware and data centers for non-AI information technology systems and applications. The Sponsor does not believe there are any public companies that are solely working on the AI-specific needs of companies. As a result, the companies identified by the Sponsor work on the software, chips/semiconductors, hardware and data center needs of both AI and non-AI information technology systems and applications. As disclosed in the prospectus, the Sponsor’s process sought to identify companies in the functional areas that the sponsor believes comprise the ecosystem of enablers and drivers that help support the ongoing evolution of AI and from this universe of companies specifically sought to identify companies where AI may play at least a significant role in potentially driving a company’s stock price performance over the next twenty-four months. The Sponsor has added additional disclosure addressing the concerns of the staff’s comment.

The Sponsor additionally thought it may assist the staff’s review to provide examples of companies in each of the four functional areas that are likely to be included in the Trust’s portfolio:

•	Software: Microsoft Corporation (MSFT) and CrowdStrike Holdings, Inc. (CRWD)

•	Chips/Semiconductors: Nvidia Corporation (NVDA) and Taiwan Semiconductor Manufacturing Company Limited (TSM)
•	Hardware: Arista Networks, Inc. (ANET) and Apple Inc. (AAPL)
•	Data Centers: Digital Realty (DLR) and Equinix, Inc. (EQIX)

It is possible that as of the time of the Trust’s portfolio selection, these securities will not meet the Sponsor’s criteria for inclusion in the portfolio. However, these are examples of securities that would likely be included if the portfolio was selected as of the date of this letter.

Comment 6. The comment notes that the last full paragraph on Page A-3 describes the desired integration of non-AI information systems but does not explain any AI-specific needs or differences. Please disclose the AI-specific needs of this desired integration. As disclosed in the prospectus, the Sponsor’s process sought to identify companies in the functional areas that the sponsor believes comprise the ecosystem of enablers and drivers that help support the ongoing evolution of AI and from this universe of companies specifically sought to identify companies where AI may play at least a significant role in potentially driving a company’s stock price performance over the next twenty-four months. The Sponsor has added additional disclosure addressing the concerns of the staff’s comment. However, the Sponsor has added additional disclosure clarifying its investment process to help address the staff’s concern.

Comment 7. The first full paragraph of Page A-4 states that the sponsor, after reviewing company filings, made the determination that “AI is among the most significant factors that may potentially drive a company’s stock price performance over the next twenty-four months . . ..” Please disclose how the Trust is defining "significant role" in describing AI's role in potentially driving a company's stock price performance over the next two years. Disclosure has been updated in accordance with the staff’s comment.

Comment 8. The comment noted that the second sentence of the second full paragraph on page A-4 of the prospectus discloses that the Sponsor sought to identify companies where AI may play at least a significant role and then lists certain other factors it considered, such as market capitalization, average trading volume, current dividend yield and other factors. The comment requested that the prospectus disclose whether these other factors were used to identify companies where AI may play at least a significant role or disclose how they were used to construct the portfolio after the universe of companies where AI play a significant role were identified. The disclosure has been clarified in accordance with the staff’s comment to note that these factors were considered to identify the final portfolio from a universe of securities of companies in the four functional areas where Sponsor believes AI may play at least a significant role in potentially driving a company’s stock price performance over the next twenty-four months.

Comment 9. The section entitled “Principal Risk Considerations” and the Trust’s principal investment strategy does not contain a description of industry concentration. If the Trust’s final portfolio is concentrated in a particular industry, appropriate disclosure will be included in the final pricing amendment to the registration statement in accordance with the staff’s comment.

Comment 10. The comment notes that the last bullet point on Page A-4 discusses how a drop in credit rating could negatively impact the value of the holding. The comment requests that disclosure be added that briefly describes how a drop in credit rating could negatively impact the value of an equity security.

Comment 11. The comment requested additional disclosure regarding the risk of conflicting regulations governing AI and the potential for government regulations imposing limits on the use of AI in certain industries. The comment also requested additional disclosure that existing regulations may limit the transfer of certain AI-related technology regarding chips and semi-conductors to certain nations, and the possibility that other AI technology could be the subject of further regulations or Congressional action and the impact such orders or regulations could have on manufacturers and suppliers of any restricted technology.

Comment 12. The comment requested that the principal risk disclosure about foreign securities be conformed with the description of potential foreign security investment described in the principal strategy. The disclosure has been conformed in accordance with the staff’s comment.

Comment 13. The comment requests that explanation be included about how the Trust will purchase foreign securities listed on a U.S. exchange as part of its 80% policy. There is nothing in the Trust’s name that suggests a country or geographic region. As a result, the Sponsor does not believe it is required to include anything about how the Trust will purchase foreign securities listed on a U.S. exchange as part of its 80% policy. However, as described in our response to Comment 1, disclosure has been updated clarifying how the Trust may invest in ADRs or GDRs with securities listed on a U.S. exchange along with additional disclosure about potential investment in securities of foreign companies.

Comment 14. Please advise us whether you have submitted or expect to submit any exemptive applications or no-action requests in connection with your registration statement. The Sponsor does not expect to submit any exemptive applications or no-action requests in connection with the Registration Statement.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 10, 2024, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Securities and Exchange Commission (the “Commission”) at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432. Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP